Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
CURRENT ASSETS:
Cash and cash equivalents (Note 5)	$ 4,584,507	$ 4,677,454
Restricted cash and cash equivalents (Note 5.1)	47,332	106,350
Accounts receivable - Net (Note 6)	793,110	685,502
Recoverable taxes (Note 14)	345,730	82,891
Inventory	48,704	50,239
Other assets	181,529	185,426
Total current assets	6,000,912	5,787,862
NON-CURRENT ASSETS:
Land, furniture and equipment - Net (Note 7)	558,480	473,238
Intangible assets, airport concessions and goodwill - Net (Notes 1 and 8)	49,586,322	50,353,003
Receivable from third parties	36,107
Total assets	56,181,821	56,614,103
CURRENT LIABILITIES:
Bank loans (Note 11)	175,515	173,471
Short-term debt (Note 12)	324,590	340,288
Income taxes payable	36,693	133,316
Accounts payable and accrued expenses (Note 10)	1,871,424	1,761,574
Total current liabilities	2,408,222	2,408,649
NON-CURRENT LIABILITIES:
Bank loans (Note 11)	7,042,598	10,321,382
Long-term debt (Note 12)	6,957,678	7,149,177,000
Deferred income tax (Note 14)	3,081,668	3,033,930
Employee benefits	10,266	12,664
Total liabilities	19,500,432	22,925,802
STOCKHOLDERS' EQUITY (Note 13):
Capital stock	7,767,276	7,767,276
Capital reserves	11,229,129	8,127,637
Other comprehensive income	189,791	195,511
Retained earnings	9,919,989	9,949,654
Controlling interest	29,106,185	26,040,078
Non-Controlling interest	7,575,204	7,648,223
Total stockholders' equity	36,681,389	33,688,301
Total liabilities and stockholders' equity	$ 56,181,821	$ 56,614,103